Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)				8,100,000	8,100,000
Gross proceeds				$ 8,100,000	$ 8,100,000
Offering price per share (in Dollars per share)				$ 1	$ 1
Transaction costs				$ 19,834,039	$ 19,834,039
Underwriting fees				6,100,000	6,100,000
Deferred underwriting fees				13,150,000	13,150,000
Other offering costs				584,039	$ 584,039
Net proceeds of public offering			$ 343,900,000
Aggregate fair market value, percentage				80.00%	80.00%
Business combination voting securities, percentage				50.00%	50.00%
Liquidation of the trust account per share (in Dollars per share)				$ 10	$ 10
Net tangible assets				$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage				20.00%	20.00%
Redeem of its public shares, percentage				100.00%	100.00%
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Initial public offering price per unit (in Dollars per share)				$ (10)	$ 10
Public price, per share (in Dollars per share)				$ 10
Net proceeds		$ 311,000,413
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	35,000,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10		$ 10
Net proceeds of public offering	$ 350,000,000
Net proceeds	$ 350,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	4,500,000			4,500,000	4,500,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10	$ 10	$ 10
Gross proceeds	$ 350,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)				8,100,000	8,100,000
Gross proceeds				$ 8,100,000	$ 8,100,000
Offering price per share (in Dollars per share)				$ 1	$ 1
Fair value of warrants				$ 9,166,689	$ 9,166,689
Non-cash loss on issue of warrants				$ 1,066,689	$ 1,066,689